RELATED PARTY TRANSACTIONS AND BALANCES (Details 1) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Silver Wolf Exploration Ltd. [Member]
Statement [Line Items]
Total amounts due to related parties	$ (131)	$ (72)
Oniva International Services Corp. [Member]
Statement [Line Items]
Total amounts due to related parties	100	100
Directors [Member]
Statement [Line Items]
Total amounts due to related parties	$ (31)	$ 28